Derivative liabilities (Tables)	3 Months Ended
Nov. 30, 2024
Derivative liabilities
Schedule of assumptions used to determine the fair value of the warrant

	Original			Risk-free
	Exercise	Market	Expected	interest	Expected
	price	price	volatility	rate	life
Issuance date	$	$	%	%	[years]
January 19, 2023	760.05	760.05	100	3.4	3
February 17, 2023	765.45	816.75	100	4.0	3
April 19, 2023	761.40	749.25	75	3.9	3
June 16, 2023	722.25	742.50	75	4.1	3
August 2, 2023	724.95	688.50	75	4.8	3
September 20, 2023	734.40	594.00	75	4.8	3

		Number of	Weighted average
	Revised	warrants	remaining
	Exercise price	outstanding	contractual life
Issuance date	$	#	[years]
January 19, 2023	191.23	4,108	1.14
February 17, 2023	191.23	3,520	1.22
April 19, 2023	191.23	2,826	1.38
June 16, 2023	191.23	3,659	1.54
August 2, 2023	191.23	3,662	1.67
September 20, 2023	191.23	2,763	1.80

Schedule of movements in derivative financial liabilities

	As at	As at
	November 30,	August 31,
	2024	2024
	$	$
Opening balance	30,564	5,558,822
Additions	—	765,733
Effect on fair value of repricing of warrants	—	896,458
Change in estimate of fair value	(30,564)	(7,190,449)
Closing balance	—	30,564

Series A Convertible Preferred Shares
Derivative liabilities
Schedule of movements in derivative financial liabilities

	As at	As at
	November 30,	August 31,
	2024	2024
	$	$
Opening balance	694,232	—
Fair value at issuance	—	12,744,593
Deferred loss at issuance	—	(8,737,194)
Revaluation at the end of the period	(1,217,972)	(10,336,357)
Amortization of the deferred loss during the period	—	7,325,187
Accelerated amortization of the deferred loss during the period	804,676	—
Conversion to Voting Common Shares during the period [Note 19]	(136,689)	(301,997)
Closing balance	144,247	694,232

Series B Convertible Preferred Shares
Derivative liabilities
Schedule of movements in derivative financial liabilities

	As at	As at
	November 30,	August 31,
	2024	2024
	$	$
Opening balance	1,455,594	—
Fair value at issuance	—	6,888,006
Deferred loss at issuance	—	(2,841,008)
Revaluation at the end of the period	(2,019,193)	(4,642,780)
Amortization of the deferred loss during the period	—	1,674,778
Accelerated amortization of the deferred loss during the period	789,633	376,598
Closing balance	226,034	1,455,594